Expense Example	Nov. 13, 2026 USD ($)
IncomeQ Nasdaq-100 Premium Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 115
Expense Example, with Redemption, 3 Years	359
IncomeQ Semiconductor Premium Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	$ 400